CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (USD $) In Thousands, except Share data, unless otherwise specified	Total	IPO	Additional public offering	Pactera Technology International Limited shareholders	Pactera Technology International Limited shareholders IPO	Pactera Technology International Limited shareholders Additional public offering	Common shares	Common shares IPO	Common shares Additional public offering	Subscription receivable	Additional paid-in capital	Additional paid-in capital IPO	Additional paid-in capital Additional public offering	Shares to be issued in connection with business acquisition	Statutory reserve	(Accumulated deficit) Retained earnings	Accumulated other comprehensive income	Non-controlling interest
Balance at Dec. 31, 2009	$ (10,940)			$ (10,940)			$ 9			$ (1)	$ 6,711			$ 471	$ 2,447	$ (26,716)	$ 6,139
Balance (in shares) at Dec. 31, 2009							6,285,551
Increase (Decrease) in Stockholders' Equity
Conversion of preferred shares upon initial public offering	89,031			89,031			31				89,000
Conversion of preferred shares upon initial public offering (in shares)							22,130,399
Issuance of common shares upon initial public offering or follow-on offering (net of issuance costs of $10824)		62,332	12,298		62,332	12,298		14	1			62,318	12,297
Issuance of common shares upon initial public offering or follow-on offering (in shares)								9,891,719	681,091
Issuance of common shares in connection with business acquisition	600			600							1,071			(471)
Issuance of common shares in connection with business acquisition (in shares)							250,928
Issuance of common shares for share-based compensation	3			3			3
Issuance of common shares for share-based compensation (in shares)							2,070,467
Cash received from share subscription receivables	1			1						1
Stock option exercise	1,119			1,119							1,119
Stock option exercise (in shares)							15,213
Share-based compensation	4,001			4,001							4,001
Vesting of nonvested shares award (in shares)							211,044
Provision for statutory reserve															1,331	(1,331)
Net income	12,057			12,057												12,057
Foreign currency translation adjustments	4,450			4,450													4,450
Balance at Dec. 31, 2010	174,952			174,952			58				176,517				3,778	(15,990)	10,589
Balance (in shares) at Dec. 31, 2010							41,536,412
Increase (Decrease) in Stockholders' Equity
Issuance of common shares for share-based compensation	2			2			2
Issuance of common shares for share-based compensation (in shares)	1,075,406						1,075,406
Repurchase of common shares (in shares)	(2)						(2)
Capital contribution from non-controlling interest	909																	909
Stock option exercise	4,235			4,235							4,235
Share-based compensation	5,656			5,656							5,656
Vesting of nonvested shares award (in shares)							108,251
Provision for statutory reserve															2,875	(2,875)
Net income	18,398			17,901												17,901		497
Foreign currency translation adjustments	5,738			5,738													5,738
Balance at Dec. 31, 2011	209,890			208,484			60				186,408				6,653	(964)	16,327	1,406
Balance (in shares) at Dec. 31, 2011	42,720,067						42,720,067
Increase (Decrease) in Stockholders' Equity
Issuance of common shares in connection with business acquisition	326,778			326,778			60				326,718
Issuance of common shares in connection with business acquisition (in shares)							43,441,188
Issuance of common shares for share-based compensation	14			14			3				11
Issuance of common shares for share-based compensation (in shares)	2,150,814						2,150,814
Acquired from VanceInfo as a result of the merger				(1,270)							(11,407)			619	9,518			1,270
Repurchase of common shares (in shares)	(1)						(1)
Stock option exercise	1,933			1,933							1,933
Share-based compensation	11,125			11,125							11,125
Dividend distribution	(1,181)																	(1,181)
Acquisition of non-controlling interest	(12,938)			(12,040)							(12,040)							(898)
Shares issuable in connection with business acquisition	918			918										918
Provision for statutory reserve															729	(729)
Net income	3,325			2,590												2,590		735
Foreign currency translation adjustments	2,460			2,453													2,453	7
Balance at Dec. 31, 2012	$ 542,324			$ 540,985			$ 123				$ 502,748			$ 1,537	$ 16,900	$ 897	$ 18,780	$ 1,339
Balance (in shares) at Dec. 31, 2012	88,312,068						88,312,068